UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows provided by Operating Activities of Continuing Operations:
Net income	$ 19,016,085	$ 47,729,784
Less: Net income from discontinued operations, net of taxes	17,339,332	7,297,290
Net income from continuing operations, net of taxes	1,676,753	40,432,494
Adjustments to reconcile net income from Continuing operations to net cash provided by Operating Activities:
Depreciation and amortization	11,301,547	8,602,774
Amortization of deferred finance charges	423,855	373,239
Amortization of fair value of acquired time charters	1,429,137	0
Gain on sale of vessel	(3,128,568)	0
Unrealized loss on equity securities	5,107,427	0
Realized gain on sale of equity securities	(2,636)	0
Dividend income on equity securities	(366,002)	0
Dividend income from related party	(451,111)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	1,151,337	2,619,792
Inventories	(149,269)	(617,996)
Due from/to related parties	(2,524,174)	(1,960,253)
Prepaid expenses and other assets	1,029,338	427,899
Other deferred charges	51,138	165,899
Accounts payable	(3,819,388)	2,242,854
Accrued liabilities	(793,036)	14,582
Deferred revenue	(1,093,999)	(792,983)
Dry-dock costs paid	(1,296,552)	(264,053)
Net Cash provided by Operating Activities from Continuing Operations	8,545,797	51,244,248
Cash flow used in Investing Activities of Continuing Operations:
Vessel acquisitions (including time charters attached) and other vessel improvements	(204,763)	(23,043,438)
Purchase of equity securities	(72,211,450)	0
Dividends received on equity securities	366,002	0
Proceeds from sale of equity securities	258,999	0
Dividends received from related parties	151,667	0
Net proceeds from sale of vessel	11,349,705	0
Net cash used in Investing Activities from Continuing Operations	(60,289,840)	(23,043,438)
Cash flows provided by/ (used in) Financing Activities of Continuing Operations:
Gross proceeds from issuance of common shares	785,804	0
Common stock issuance expenses	(65,716)	(65,797)
Proceeds from long-term debt	0	55,000,000
Repayment of long-term debt	(23,131,200)	(10,354,000)
Payment of deferred financing costs	(25,178)	(704,558)
Proceeds received from Toro Corp. related to Spin-Off	2,667,044	0
Net cash provided by/(used in) Financing Activities from continuing operations	(19,769,246)	43,875,645
Cash flows of discontinued operations:
Net Cash provided by Operating Activities from discontinued operations	20,409,041	1,580,903
Net cash used in Investing Activities from discontinued operations	(153,861)	(62,383)
Net cash used in Financing Activities from discontinued operations	(62,734,774)	(1,700,000)
Net cash used in discontinued operations	(42,479,594)	(181,480)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(113,992,883)	71,894,975
Cash, cash equivalents and restricted cash at the beginning of the period	152,307,420	43,386,468
Cash, cash equivalents and restricted cash at the end of the period	38,314,537	115,281,443
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	28,574,177	104,387,715
Restricted cash, current	2,445,360	3,053,728
Restricted cash, non-current	7,295,000	7,840,000
Cash, cash equivalents and restricted cash at the end of the period	$ 38,314,537	$ 115,281,443